Goodwill and intangible assets	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Goodwill and intangible assets	Goodwill and other intangible assets
The following table summarizes the movements of goodwill and other intangible assets in 2020:

		Intangible assets other than goodwill
($ millions)	Goodwill	Alcon brand name	Acquired research & development	Technologies	Currently marketed products	Marketing know-how	Other intangible assets (including software)	Total

Cost
January 1, 2020	8,905	2,980	728	5,369	4,440	5,960	611	20,088
Additions	—	—	2	—	—	—	118	120
Disposals and derecognitions(1)	—	—	(3)	—	—	—	(173)	(176)
December 31, 2020	8,905	2,980	727	5,369	4,440	5,960	556	20,032

Accumulated amortization
January 1, 2020	—	—	(3)	(4,692)	(2,842)	(2,146)	(174)	(9,857)
Amortization charge	—	—	—	(507)	(249)	(238)	(84)	(1,078)
Disposals and derecognitions(1)	—	—	3	—	—	—	164	167
Impairment charges	—	—	—	—	(106)	—	(61)	(167)
December 31, 2020	—	—	—	(5,199)	(3,197)	(2,384)	(155)	(10,935)
Net book value at December 31, 2020	8,905	2,980	727	170	1,243	3,576	401	9,097
(1)     Derecognitions of assets that are no longer used or being developed and are not considered to have a significant disposal value or other alternative use.
The following table summarizes the allocation of the net book values of goodwill and other intangible assets by reportable segment at December 31, 2020:

		Intangible assets other than goodwill
($ millions)	Goodwill	Alcon brand name	Acquired research & development	Technologies	Currently marketed products	Marketing know-how	Other intangible assets (including software)	Total
Surgical	4,544	—	723	170	247	3,576	237	4,953
Vision Care	4,361	—	4	—	996	—	164	1,164
Not allocated to segments	—	2,980	—	—	—	—	—	2,980
Net book value at December 31, 2020	8,905	2,980	727	170	1,243	3,576	401	9,097
The Surgical and Vision Care reportable segments' cash generating units, to which goodwill is allocated are comprised of a group of smaller cash generating units. The valuation method of the recoverable amount of the cash generating units, to which goodwill is allocated, is based on the fair value less costs of disposal.
The Alcon brand name is an intangible asset with an indefinite life. The intangible asset is not allocated to the reportable segments as it is used to market the Alcon-branded products of both the Surgical and Vision Care businesses. Net sales of these products together are the grouping of cash generating units, which is used to determine the recoverable amount. The valuation method is based on the fair value less costs of disposal.
The following assumptions were used in the calculations for the recoverable amounts of goodwill and the Alcon brand name at December 31, 2020 and 2019:

(As a percentage)	Surgical	Vision Care
Terminal growth rate	3.0	3.0
Discount rate (post-tax)	7.5	7.0
The Surgical and Vision Care reportable segments' terminal growth rate assumption of 3.0% takes into consideration how the industry is expected to grow, analysis of industry expert reports, and expected relevant changes in demographics for various markets. The discount rates for both Surgical and Vision Care reportable segments consider Alcon's weighted average cost of capital, adjusted to approximate the weighted average cost of capital of comparable market participants. Both the terminal growth rate and the discount rate are consistent with external sources of information.
The fair value less costs of disposal, for all groupings of cash generating units containing goodwill or indefinite life intangible assets, is reviewed for the impact of reasonably possible changes in key assumptions. In particular Alcon considered an increase in the discount rate, a decrease in the terminal growth rate and certain negative impacts on the forecasted cash flows. These reasonably possible changes in key assumptions did not indicate an impairment.
Refer to "Impairment of goodwill, Alcon brand name and definite lived intangible assets" in Note 3 in these Consolidated Financial Statements for additional disclosures on how Alcon performs goodwill and intangible asset impairment testing.
The following table summarizes the movements of goodwill and other intangible assets in 2019:

		Intangible assets other than goodwill
($ millions)	Goodwill	Alcon brand name	Acquired research & development	Technologies	Currently marketed products	Marketing know-how	Other intangible assets (including software)	Total

Cost
January 1, 2019	8,899	2,980	249	5,369	4,440	5,960	494	19,492
Impact of business combinations	6	—	505	—	—	—	—	505
Additions	—	—	7	—	—	—	125	132
Reclassifications	—	—	(33)	—	—	—	33	—
Disposals and derecognitions(1)	—	—	—	—	—	—	(41)	(41)
December 31, 2019	8,905	2,980	728	5,369	4,440	5,960	611	20,088

Accumulated amortization
January 1, 2019	—	—	(3)	(4,184)	(2,592)	(1,906)	(128)	(8,813)
Amortization charge	—	—	—	(508)	(250)	(240)	(86)	(1,084)
Disposals and derecognitions (1)	—	—	—	—	—	—	40	40
December 31, 2019	—	—	(3)	(4,692)	(2,842)	(2,146)	(174)	(9,857)
Net book value at December 31, 2019	8,905	2,980	725	677	1,598	3,814	437	10,231
(1)     Derecognitions of assets that are no longer used or being developed and are not considered to have a significant disposal value or other alternative use.
The following table summarizes the allocation of the net book values of goodwill and other intangible assets by reportable segment at December 31, 2019:

		Intangible assets other than goodwill
($ millions)	Goodwill	Alcon brand name	Acquired research & development	Technologies	Currently marketed products	Marketing know-how	Other intangible assets (including software)	Total
Surgical	4,544	—	721	677	374	3,814	184	5,770
Vision Care	4,361	—	4	—	1,224	—	253	1,481
Not allocated to segments	—	2,980	—	—	—	—	—	2,980
Net book value at December 31, 2019	8,905	2,980	725	677	1,598	3,814	437	10,231
Intangible asset impairment charges
The following table shows the intangible asset impairment charges in 2020, 2019 and 2018:

($ millions)	2020	2019	2018
Surgical	(66)	—	(378)
Vision Care	(101)	—	—
Total	(167)	—	(378)
For the year ended December 31, 2020, impairments amounted to $167 million. An impairment of $61 million was recognized in the third quarter of 2020, primarily to fully impair a CGU within the Vision Care reportable segment upon termination of the associated licensing agreement. The impairment was recognized in Research & development in the consolidated income statement. The remaining amount relates to additional impairments of $106 million, which was recognized in Cost of net sales in the consolidated income statement in 2020. Of that amount, an impairment of $41 million was recorded for a currently marketed product CGU within the Vision Care reportable segment due to lower expected sales. The CGU was reduced to its recoverable amount of $88 million at the time of impairment in the second quarter of 2020. An additional $65 million relates to impairments of a currently marketed product CGU in the Surgical reportable segment recognized in the first and fourth quarters of 2020 due to lower expected sales. This CGU was also reduced to its recoverable amount of $65 million at the time of impairment at December 31, 2020.
The recoverable amount of each CGU was determined based on the FVLCOD method. FVLCOD was estimated using net present value techniques utilizing post-tax cash flows and discount rates as there are no direct or indirect observable prices in active markets for identical or similar assets. The estimates used in calculating the net present value involve significant judgment by management and include assumptions with measurement uncertainty. The estimates used are considered to be consistent with market participant assumptions and include cash flow projections for a five-year period based on management forecasts, sales forecasts beyond the five-year period extrapolated using long-term expected inflation rates, discount rate, and future tax rate. Since the cash flow projections are a significant unobservable input, the fair value of the CGUs were classified as Level 3 in the fair value hierarchy. Actual cash flows and values could vary significantly from forecasted future cash flows and related values derived using net present value techniques.
There were no intangible asset impairment charges during the year ended December 31, 2019. For the year ended December 31, 2018, there was a full impairment of $337 million related to the write-down of CyPass within the Surgical reportable segment due to a voluntary market withdrawal, and an impairment of $39 million related to the write-down of the Optonol technologies also within the Surgical reportable segment.